Capitalization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 02, 2016	Jan. 14, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Capitalization [Line Items]
Common stock, shares authorized				500,000,000		500,000,000
Preferred stock, shares authorized				50,000,000		50,000,000
Preferred stock, shares Issued				0		0
Preferred stock, shares outstanding				0		0
Common shares reserved for future issuance				7,100,000
Treasury stock shares retired		47,000
Proceeds from issuance of common stock				$ 3,075	$ 5,000
Proceeds from initial public offering, net of underwriting discounts and commissions and other offering expenses	$ 151,900			$ 156,362
Initial Public Offering
Capitalization [Line Items]
Common Stock Issuance, shares	9,890,000
Shares issued during period, exercise of underwriter option to purchase shares	1,290,000
Common stock, shares issued and sold price per share including shares issued upon exercise of underwriters overallotment	$ 17.00
Runbook Company B.V.
Capitalization [Line Items]
Proceeds from issuance of common stock			$ 3,100
Common Stock Issuance, shares			192,187
Warrants
Capitalization [Line Items]
Common shares reserved for future issuance				500,000
Stock Options
Capitalization [Line Items]
Common shares reserved for future issuance				5,900,000
Performance-based Stock Options
Capitalization [Line Items]
Common shares reserved for future issuance				700,000